COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11: -	COMMITMENTS AND CONTINGENT LIABILITIES

a.         Lease commitments:

The Group's facilities are leased under several lease agreements.

In addition, the Company has various operating lease agreements with respect to motor vehicles.

Lease expenses of office rent and vehicles for the years ended December 31, 2021, 2020 and 2019 were approximately $3,141, $3,282 and $3,129, respectively. Expenses for short- term leases in 2021 were $92.

The following table represents the weighted-average remaining lease term and discount rate:

Year ended December 31, 2021

Weighted average remaining lease term	2.93 years
Weighted average discount rate	1.39%

The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Maturities of operating lease liabilities were as follows:

Year ending December 31,
2022	2,804
2023	2,714
2024	2,302
2025	571
2026 and thereafter	17

Total lease payments	8,408

Less - imputed interest	(156)

Present value of lease liabilities	8,252

During the year ended December 31, 2021 the short-term maturities of operating lease liabilities which were not recognized under ASU No. 2016-02, Leases (ASC 842) were $116.

b.       Liens and guarantees:

As of December 31, 2021, the Company has provided bank guarantees in respect of performance obligation to customers in an aggregate amount of approximately $863, in addition to bank guarantees in favor of leases agreements in an aggregate amount of approximately $481.

c.        Litigations:

On November 2, 2021 two founders of Netonomy Ltd., a company acquired by Allot in January, 2018, filed a civil claim against Allot, alleging that Allot breached certain clauses of the share acquisition agreement claiming damages in the amount of app. NIS 2.6M. Allot has filed its’ defense statement refuting all claims and denying any breach and obligation to compensate. The claim is still in its preliminary stages and the results of this claim are still uncertain.